Average Annual Total Returns{- Mid Cap Portfolio} - 02.28 VIP Mid Cap Portfolio Investor PRO-09 - Mid Cap Portfolio	VIP Mid Cap Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Mid Cap Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Mid Cap Portfolio-Investor VIP Return Before Taxes Past 10 years	SP004 Past 1 year	SP004 Past 5 years	SP004 Past 10 years
Total	18.08%	10.98%	9.41%	13.66%	12.35%	11.51%